Income tax - Schedule of the Movement in Net Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax liability (asset) [Roll Forward]
Balance at 1 January	$ 309,754	$ 209,187
Deferred tax credited to profit or loss	(13,205)	100,567
Balance at 31 December	296,549	309,754
Deferred tax assets	298,360	309,807
(Deferred tax liabilities)	$ (1,811)	$ (53)